Share capital and share base payments - Details of Other Equity Instruments (Details)																	12 Months Ended
	Aug. 05, 2020 EUR (€) shares € / shares	Jul. 13, 2020 EUR (€) shares € / shares	Nov. 04, 2019 EUR (€) shares € / shares	Jul. 03, 2019 EUR (€) shares € / shares	Apr. 29, 2019 EUR (€) shares € / shares	Jan. 14, 2019 EUR (€) shares € / shares	Nov. 20, 2018 EUR (€) shares € / shares	Jul. 03, 2018 EUR (€) shares € / shares	Apr. 03, 2018 EUR (€) shares € / shares	Sep. 20, 2017 EUR (€) shares € / shares	Dec. 30, 2016 EUR (€) shares € / shares	Oct. 21, 2016 EUR (€) shares € / shares	Jul. 01, 2015 EUR (€) shares € / shares	Apr. 27, 2015 EUR (€) shares € / shares	Jul. 16, 2014 EUR (€) shares € / shares	Jul. 17, 2013 EUR (€) shares € / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)												1 year
Non transferability period (in years)												2 years
Number of free shares granted (in shares) | shares												2,000					2,000	2,000	2,000
Share entitlement per free share (in shares) | shares												130
Grant date share fair value (in EUR per share)												€ 10.87
Expected dividends | €												€ 0
Expected turnover per year												5.00%
Volatility												40.00%
Fair value per AGA (in EUR per share)												€ 911
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)												1 year
Non transferability period (in years)												2 years
Number of free shares granted (in shares) | shares												2,486					2,486	2,486	2,486
Share entitlement per free share (in shares) | shares												130
Grant date share fair value (in EUR per share)												€ 10.87
Expected dividends | €												€ 0
Expected turnover per year												5.00%
Volatility												40.00%
Fair value per AGA (in EUR per share)												€ 911
AGA Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)												3 years
Number of free shares granted (in shares) | shares												50,000					50,000	50,000	50,000
Share entitlement per free share (in shares) | shares												1
Grant date share fair value (in EUR per share)												€ 10.87
Expected dividends | €												€ 0
Expected turnover per year												0.00%
Volatility												0.00%
Fair value per AGA (in EUR per share)												€ 10.55
AGA Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)												1 year
Non transferability period (in years)												2 years
Number of free shares granted (in shares) | shares												99,932							99,932
Share entitlement per free share (in shares) | shares												1
Grant date share fair value (in EUR per share)												€ 10.87
Expected dividends | €												€ 0
Expected turnover per year												5.00%
Volatility												0.00%
Fair value per AGA (in EUR per share)												€ 10.55
AGAP Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)												1 year
Non transferability period (in years)												2 years
Number of free shares granted (in shares) | shares												3,000					3,000	3,000
Share entitlement per free share (in shares) | shares												111
Grant date share fair value (in EUR per share)												€ 12.73
Expected dividends | €												€ 0
Expected turnover per year												9.00%
Volatility												40.00%
Fair value per AGA (in EUR per share)												€ 956
AGA Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)											3 years
Number of free shares granted (in shares) | shares											250,000						250,000	250,000	250,000
Share entitlement per free share (in shares) | shares											1
Grant date share fair value (in EUR per share)											€ 12.73
Expected dividends | €											€ 0
Expected turnover per year											0.00%
Volatility											0.00%
Fair value per AGA (in EUR per share)											€ 14.61
AGA Employees 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)											1 year
Non transferability period (in years)											2 years
Number of free shares granted (in shares) | shares											149,943								149,943
Share entitlement per free share (in shares) | shares											1
Grant date share fair value (in EUR per share)											€ 12.73
Expected dividends | €											€ 0
Expected turnover per year											5.00%
Volatility											0.00%
Fair value per AGA (in EUR per share)											€ 10.55
AGA Bonus 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)										1 year
Non transferability period (in years)										1 year
Number of free shares granted (in shares) | shares										114,500									28,556
Share entitlement per free share (in shares) | shares										1
Grant date share fair value (in EUR per share)										€ 5.52
Expected dividends | €										€ 0
Expected turnover per year										4.00%
Volatility										55.00%
Fair value per AGA (in EUR per share)										€ 5.83
AGA Employees 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)									1 year
Non transferability period (in years)									1 year
Number of free shares granted (in shares) | shares									28,556								114,500	114,500	114,500
Share entitlement per free share (in shares) | shares									1
Grant date share fair value (in EUR per share)									€ 10.90
Expected dividends | €									€ 0
Expected turnover per year									0.00%
Volatility									0.00%
Fair value per AGA (in EUR per share)									€ 10.30
AGAP Employees 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)									1 year
Non transferability period (in years)									2 years
Number of free shares granted (in shares) | shares									5,725										5,725
Share entitlement per free share (in shares) | shares									100
Grant date share fair value (in EUR per share)									€ 5.52
Expected dividends | €									€ 0
Expected turnover per year									5.00%
Volatility									55.00%
Fair value per AGA (in EUR per share)									€ 90
AGAP Management 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)									1 year
Non transferability period (in years)									2 years
Number of free shares granted (in shares) | shares									2,400										2,400
Share entitlement per free share (in shares) | shares									100
Grant date share fair value (in EUR per share)									€ 5.52
Expected dividends | €									€ 0
Expected turnover per year									11.00%
Volatility									55.00%
Fair value per AGA (in EUR per share)									€ 90
AGA Bonus 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)								1 year
Non transferability period (in years)								1 year
Number of free shares granted (in shares) | shares								67,028
Share entitlement per free share (in shares) | shares								1
Grant date share fair value (in EUR per share)								€ 5.06
Expected dividends | €								€ 0
Expected turnover per year								0.00%
Volatility								0.00%
Fair value per AGA (in EUR per share)								€ 4.69
AGA Perf Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)							3 years
Number of free shares granted (in shares) | shares							327,500												327,500
Share entitlement per free share (in shares) | shares							1
Grant date share fair value (in EUR per share)							€ 8.00
Expected dividends | €							€ 0
Expected turnover per year							4.00%
Volatility							45.00%
Fair value per AGA (in EUR per share)							€ 3.81
AGA Perf Management 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)							3 years
Number of free shares granted (in shares) | shares							260,000												260,000
Share entitlement per free share (in shares) | shares							1
Grant date share fair value (in EUR per share)							€ 8.00
Expected dividends | €							€ 0
Expected turnover per year							10.00%
Volatility							45.00%
Fair value per AGA (in EUR per share)							€ 3.81
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)					3 years
Number of free shares granted (in shares) | shares					25,000												25,000	25,000
Share entitlement per free share (in shares) | shares					1
Grant date share fair value (in EUR per share)					€ 5.74
Expected dividends | €					€ 0
Expected turnover per year					10.00%
Volatility					0.00%
Fair value per AGA (in EUR per share)					€ 5.74
AGA Bonus 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)						1 year
Non transferability period (in years)						1 year
Number of free shares granted (in shares) | shares						90,650											67,028	67,028
Share entitlement per free share (in shares) | shares						1
Grant date share fair value (in EUR per share)						€ 7.31
Expected dividends | €						€ 0
Expected turnover per year						4.03%
Fair value per AGA (in EUR per share)						€ 7.31
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)				1 year
Non transferability period (in years)				1 year
Number of free shares granted (in shares) | shares				57,376													57,376	57,376
Share entitlement per free share (in shares) | shares				1
Grant date share fair value (in EUR per share)				€ 5.90
Expected dividends | €				€ 0
Expected turnover per year				0.00%
Volatility				0.00%
Fair value per AGA (in EUR per share)				€ 5.72
AGA Perf Employees 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)			3 years
Number of free shares granted (in shares) | shares			546,700
Share entitlement per free share (in shares) | shares			1
Grant date share fair value (in EUR per share)			€ 3.13
Expected dividends | €			€ 0
Expected turnover per year			10.00%
Volatility			45.00%
Fair value per AGA (in EUR per share)			€ 3.13
AGA Perf Management 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)			3 years
Number of free shares granted (in shares) | shares			355,000
Share entitlement per free share (in shares) | shares			1
Grant date share fair value (in EUR per share)			€ 3.13
Expected dividends | €			€ 0
Expected turnover per year			10.00%
Volatility			45.00%
Fair value per AGA (in EUR per share)			€ 3.13
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)		1 year
Non transferability period (in years)		1 year
Number of free shares granted (in shares) | shares		79,861															79,861
Share entitlement per free share (in shares) | shares		1
Grant date share fair value (in EUR per share)		€ 6.40
Expected dividends | €		€ 0
Expected turnover per year		0.00%
Volatility		0.00%
Fair value per AGA (in EUR per share)			€ 6.40
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)	3 years 6 months
Number of free shares granted (in shares) | shares	769,202																766,650
Share entitlement per free share (in shares) | shares	1
Grant date share fair value (in EUR per share)	€ 2.94
Expected dividends | €	€ 0
Expected turnover per year	10.00%
Volatility	45.00%
Fair value per AGA (in EUR per share)						2.94
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)	3 years 6 months
Number of free shares granted (in shares) | shares	710,000																710,000
Share entitlement per free share (in shares) | shares	1
Grant date share fair value (in EUR per share)	€ 2.94
Expected dividends | €	€ 0
Expected turnover per year	10.00%
Volatility	45.00%
Fair value per AGA (in EUR per share)						€ 2.94
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																2 years
Number of free shares granted (in shares) | shares																237,500	237,500	237,500	237,500
Share entitlement per free share (in shares) | shares																1
Grant date share fair value (in EUR per share)																€ 2.45
Expected dividends | €																€ 0
Volatility																31.83%
Fair value per AGA (in EUR per share)																€ 0.87
Exercise price (in EUR per share)																€ 2.36
Average life of BSA (year)																5 years 6 months
Risk-free interest rate																2.42%
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)															2 years
Number of free shares granted (in shares) | shares															150,000		150,000	150,000	150,000
Share entitlement per free share (in shares) | shares															1
Grant date share fair value (in EUR per share)															€ 6.85
Expected dividends | €															€ 0
Volatility															46.72%
Fair value per AGA (in EUR per share)															€ 2.51
Exercise price (in EUR per share)															€ 8.65
Average life of BSA (year)															5 years 6 months
Risk-free interest rate															1.00%
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)														2 years
Number of free shares granted (in shares) | shares														70,000			70,000	70,000	70,000
Share entitlement per free share (in shares) | shares														1
Grant date share fair value (in EUR per share)														€ 13.65
Expected dividends | €														€ 0
Volatility														54.08%
Fair value per AGA (in EUR per share)														€ 6.59
Exercise price (in EUR per share)														€ 9.59
Average life of BSA (year)														5 years 6 months
Risk-free interest rate														0.25%
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)													2 years
Number of free shares granted (in shares) | shares													14,200				14,200	14,200	14,200
Share entitlement per free share (in shares) | shares													1
Grant date share fair value (in EUR per share)													€ 13.64
Expected dividends | €													€ 0
Volatility													47.83%
Fair value per AGA (in EUR per share)													€ 4.73
Exercise price (in EUR per share)													€ 14.05
Average life of BSA (year)													5 years 6 months
Risk-free interest rate													0.25%
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)										2 years
Number of free shares granted (in shares) | shares										37,000							37,000	37,000	37,000
Share entitlement per free share (in shares) | shares										1
Grant date share fair value (in EUR per share)										€ 10.41
Expected dividends | €										€ 0
Volatility										61.74%
Fair value per AGA (in EUR per share)										€ 0.57
Exercise price (in EUR per share)										€ 11.00
Average life of BSA (year)										6 years
Risk-free interest rate										0.20%
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)													2 years
Number of free shares granted (in shares) | shares													1,050,382				1,050,382	1,050,382	1,050,382
Share entitlement per free share (in shares) | shares													1
Grant date share fair value (in EUR per share)													€ 13.77
Expected dividends | €													€ 0
Volatility													41.00%
Fair value per AGA (in EUR per share)													€ 1.15
Exercise price (in EUR per share)													€ 7.20
Average life of BSA (year)													10 years
Risk-free interest rate													1.22%